UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Dryden High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             800-225-1852

Date of fiscal year end:                 8/31/2007 (Registrant changed its fiscal year end from December 31)

Date of reporting period:                 6/30/2007

Item 1 – Reports to Stockholders

Dryden High Yield Fund, Inc.

JUNE 30, 2007	SEMIANNUAL REPORT

FUND TYPE

Junk bond

OBJECTIVES

Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

August 15, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends August 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Dryden High Yield Fund, Inc.

Dryden High Yield Fund, Inc.	1

Your Fund’s Performance

Fund objectives

The primary investment objective of the Dryden High Yield Fund, Inc. is to maximize current income. As a secondary objective, the Fund seeks capital appreciation, but only when consistent with the Fund’s primary investment objective of current income. There can be no assurance that the Fund will achieve its investment objectives.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Gross operating expenses: Class A, 0.93%; Class B, 1.38%; Class C, 1.63%; Class L, 1.13%; Class M, 1.63%; Class R, 1.38%; Class X, 1.63%; Class Z, 0.63%. Net operating expenses apply to: Class A, 0.88%; Class B, 1.38%; Class C, 1.38%; Class L, 1.13%; Class M, 1.63%; Class R, 1.13%; Class X, 1.63%; Class Z, 0.63%, after contractual reduction through 4/30/2008.

Cumulative Total Returns as of 6/30/07
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	2.59%	10.55%	64.98%	62.63%	—
Class B	2.35	10.00	60.97	54.44	—
Class C	2.35	10.00	60.96	54.43	—
Class L	N/A	N/A	N/A	N/A	–0.17% (3/26/07)
Class M	N/A	N/A	N/A	N/A	–0.13 (3/26/07)
Class R	2.54	10.72	N/A	N/A	16.63 (6/06/05)
Class X	N/A	N/A	N/A	N/A	–0.12 (3/26/07)
Class Z	2.71	10.82	67.01	66.64	—
Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index[2]	2.96	11.22	73.12	84.86	**
Lipper High Current Yield Funds Avg.[3]	2.91	10.52	64.40	64.12	***

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Average Annual Total Returns[4] as of 6/30/07
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	5.57%	9.52%	4.50%	—
Class B	5.00	9.85	4.44	—
Class C	9.00	9.99	4.44	—
Class L	N/A	N/A	N/A	N/A (3/26/07)
Class M	N/A	N/A	N/A	N/A (3/26/07)
Class R	10.72	N/A	N/A	7.72% (6/06/05)
Class X	N/A	N/A	N/A	N/A (3/26/07)
Class Z	10.82	10.80	5.24	—
Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index[2]	11.22	11.60	6.34	**
Lipper High Current Yield Funds Avg.[3]	10.52	10.38	4.95	***

Distributions and Yields as of 6/30/07
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.21	6.51%
Class B	$0.20	6.32
Class C	$0.20	6.32
Class L	$0.11	6.55
Class M	$0.10	6.06
Class R	$0.21	6.56
Class X	$0.10	6.06
Class Z	$0.22	7.05

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 4.25%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, 6%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index (Lehman High Yield 2% Issuer Capped Index) covers the universe of U.S. dollar-denominated, non-convertible, fixed-rate, non-investment-grade debt. Issuers are capped at 2% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Dryden High Yield Fund, Inc.	3

Your Fund’s Performance (continued)

3The Lipper High Current Yield Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Current Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.75%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Lehman High Yield 2% Issuer Capped Index Closest Month-End to Inception cumulative total returns as of 6/30/2007 are 0.33% for Class L, Class M, and Class X; and 18.16% for Class R. Lehman High Yield 2% Issuer Capped Index Closest Month-End to Inception average annual total returns as of 6/30/2007 is 8.34% for Class R. Class L, Class M, and Class X shares are new share classes and no average annual total return performance information is available for these new share classes.

***Lipper High Current Yield Funds Average (Lipper Average) Closest Month-End to Inception cumulative total returns as of 6/30/2007 are 0.56% for Class L, Class M, and Class X; and 17.68% for Class R. Lipper High Current Yield Funds Average (Lipper Average) Closest Month-End to Inception average annual total returns as of 6/30/2007 is 8.11% for Class R. Class L, Class M, and Class X shares are new share classes and no average annual total return performance information is available for these new share classes.

Investors cannot invest directly in an index. The returns for the Lehman High Yield 2% Issuer Capped Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Issues expressed as a percentage of net assets as of 6/30/07
Ford Motor Credit Co., Notes, 7.875%, 6/15/10	1.7%
Realogy Corp., Sr. Sub. Notes, 12.375%, 4/15/15	1.3
General Motors Corp., Notes, 7.20%, 1/15/11	1.2
Freescale Semiconductor, Inc., Sr. Notes, 9.125%, 12/15/14	1.0
HCA, Inc., Sec’d. Notes, 9.25%, 11/15/16	0.9

Issues reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/07
High Grade	4.5%
Ba	30.8
B	46.1
Caa or Lower	14.9
Not Rated**	22.3
Total Investments	118.6
Liabilities in excess of other assets	–18.6
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 21.5% of Not Rated is reflected in Short Term Money Markets.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2007, at the beginning of the period, and held through the six-month period ended June 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs

Dryden High Yield Fund, Inc.	5

Fees and Expenses (continued)

of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden High Yield Fund, Inc.		Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,025.90	0.88%	$4.42
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

Class B	Actual	$1,000.00	$1,023.50	1.38%	$6.92
	Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90

Class C	Actual	$1,000.00	$1,023.50	1.38%	$6.92
	Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90

Class L	Actual**	$1,000.00	$998.30	1.13%	$3.00
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

Class M	Actual**	$1,000.00	$998.70	1.63%	$4.33
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15

Class R	Actual	$1,000.00	$1,025.40	1.13%	$5.67
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

Class X	Actual**	$1,000.00	$998.80	1.63%	$4.33
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15

Class Z	Actual	$1,000.00	$1,027.10	0.63%	$3.17
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2007, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2007 (to reflect the six-month period) with the exception of the Class L, Class M and Class X ‘‘Actual’’ information which reflects the 97 day period ended June 30, 2007 due to its inception date of March 26, 2007. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** Class L, M and X shares commenced operations on March 26, 2007.

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Portfolio of Investments

as of June 30, 2007 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 97.1%

ASSET BACKED SECURITIES 1.2%
Centurion CDO Vll Ltd. (Cayman Islands), Ser. 2004 -7A, Cl. D1(i)(k)	Ba2	12.09%	1/30/16	$5,000	$5,291,350
CSAM Funding Corp. 1 (Cayman Islands), Sub. Notes, Cl. D-2, 144A(i)(k)	Ba2	11.705(j)	3/29/16	7,000	7,035,001
Landmark lV CDO Ltd. (Cayman Islands) (cost $3,500,000; purchased 9/23/04- 6/15/05)(b)(i)(k)	Ba2	11.51(j)	12/15/16	3,500	3,590,234
Liberty Square Ltd. (Cayman Islands), Ser. 2001-2A, Cl. D, 144A(i)(k)	Caa3	11.909(j)	6/15/13	3,320	1,709,651

Total asset backed securities					17,626,236

CORPORATE BONDS 93.8%

Aerospace/Defense 2.0%
Armor Holdings, Inc., Sr. Sub. Notes	B1	8.25	8/15/13	160	168,400
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	8.00	11/15/14	200	207,000
DRS Technologies, Inc., Gtd. Notes(f)	B3	7.625	2/1/18	5,130	5,181,300
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75	6/15/13	2,650	2,676,500
K&F Acquisition, Inc., Sr. Sub. Notes	Caa1	7.75	11/15/14	3,835	4,065,100
L-3 Communications Corp., Sr. Notes	Ba3	6.375	10/15/15	650	614,250
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625	6/15/12	7,825	8,010,843
Moog, Inc., Sr. Sub. Notes	Ba3	6.25	1/15/15	2,000	1,925,000
Sequa Corp., Sec’d. Notes	B2	9.00	8/1/09	1,375	1,419,688
Sequa Corp., Sr. Notes, Ser. B	B2	8.875	4/1/08	3,775	3,822,188
Standard Aero Holdings, Inc., Gtd. Notes	Caa1	8.25	9/1/14	755	804,075
TransDigm, Inc., Sr. Sub. Notes, 144A	B3	7.75	7/15/14	130	131,300

					29,025,644

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	7

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Airlines 0.8%
American Airlines, Inc., Certs., Ser. 91-A2	B2	10.18%	1/2/13	$2,000		$2,080,000
AMR Corp., Notes	CCC+(a)	10.40	3/10/11	4,450		4,539,000
Calair Capital LLC, Gtd. Notes	B3	8.125	4/1/08	2,980		2,991,175
Continental Airlines, Inc., Certs., Ser. 981B	Ba2	6.748	3/15/17	1,306		1,281,846

						10,892,021

Automotive 5.0%
ArvinMeritor, Inc., Notes	B1	8.75	3/1/12	300		303,000
Cooper-Standard Automotive, Inc., Gtd. Notes(f)	B3	7.00	12/15/12	150		140,625
Ford Motor Co., Bank Loan(k)	Ba3	8.36	12/12/13	5,970		5,990,711
Ford Motor Co., Notes	Caa1	7.45	7/16/31	325		259,594
Ford Motor Credit Co. LLC, Bonds	B1	7.375	2/1/11	820		801,103
Notes	B1	7.00	10/1/13	200		185,299
Notes	B1	7.875	6/15/10	24,785		24,780,240
Sr. Notes	B1	7.25	10/25/11	425		409,034
Sr. Notes	B1	9.875	8/10/11	625		656,021
General Motors Corp.,
Debs.	Caa1	8.25	7/15/23	700		637,875
Notes(f)	Caa1	7.20	1/15/11	17,840		17,148,699
Sr. Notes(f)	Caa1	7.125	7/15/13	950		891,813
General Motors Nova Scotia Finance Co. (Canada), Notes(i)	Caa1	6.85	10/15/08	3,865		3,845,675
Goodyear Tire & Rubber Co. (The), Sr. Notes	Ba3	9.00	7/1/15	146		157,315
Lear Corp., Bank Loan(k)	B2	8.11	6/5/14	7,000		6,923,196
Sr. Notes(f)	B3	8.75	12/1/16	2,830		2,695,575
Tenneco, Inc., Sec’d. Notes	B1	10.25	7/15/13	190		204,250
Sr. Notes	B3	8.625	11/15/14	100		103,000
TRW Automotive, Inc., Sr. Notes, 144A	Ba3	7.25	3/15/17	3,675		3,500,438
Visteon Corp., Notes(f)	Caa2	7.00	3/10/14	2,190		1,888,875

						71,522,338

Banking 0.9%
Banco BMG SA (Brazil), Notes, 144A	Ba1	9.15	1/15/16	4,750	(i)	5,076,800

See Notes to Financial Statements.

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	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Halyk Savings Bank of Kazahstan (Kazahstan), Notes, 144A (cost $1,647,775; purchased 10/22/04)(b)(i)	Baa2	8.125%	10/7/09	$1,620	$1,674,756
HSBK Europe (Netherlands), Gtd. Notes, 144A(f)(i)	Baa2	7.25	5/3/17	4,500	4,365,000
Kazkommert Int’l. BV (Netherlands), Gtd. Notes, 144A(f)(i)	Baa2	7.00	11/3/09	2,210	2,218,398

					13,334,954

Building Materials & Construction 1.1%
Goodman Global Holdings, Inc., Sr. Notes	B1	8.36(j)	6/15/12	1,212	1,221,090
K Hovnanian Enterprises, Inc.,(f) Gtd. Notes	Ba3	6.25	1/15/15	2,380	2,023,000
Gtd. Notes	Ba3	10.50	10/1/07	2,500	2,521,875
KB Home, Sr. Sub. Notes	Ba2	8.625	12/15/08	6,075	6,196,500
Nortek, Inc., Sr. Sub. Notes	B3	8.50	9/1/14	4,685	4,462,463

					16,424,928

Cable 4.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes	Caa1	8.75	11/15/13	800	814,000
Charter Communications Holding LLC, Bank Loan(k)	B1	7.32	4/30/14	7,500	7,428,128
Gtd. Notes(f)	NR	10.25	10/1/13	2,406	2,574,420
Sr. Notes(f)	Caa3	10.00	5/15/14	983	910,504
Sr. Notes(f)	NR	11.00	10/1/15	125	130,156
Sr. Notes	Caa2	11.00	10/1/15	11,717	12,229,618
Sr. Notes(f)	Caa3	11.125	1/15/14	4,434	4,289,895
Sr. Notes(f)	Caa3	11.75	5/15/14	3,000	2,947,500
Sr. Notes(f)	Caa3	13.50	1/15/14	2,000	2,052,500
Charter Communications Holdings II, Sr. Notes	Caa2	10.25	9/15/10	3,000	3,135,000
Sr. Notes, Series B	Caa2	10.25	9/15/10	675	704,531
Charter Communications Operating LLC, Sr. Notes, 144A(f)	B3	8.375	4/30/14	190	193,325

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	9

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CSC Holdings Inc.,
Deb.	B2	7.625%	7/15/18	$3,110	$2,954,500
Deb.	B2	7.875	2/15/18	725	699,625
Sr. Notes	B2	6.75	4/15/12	425	403,750
Sr. Notes	B2	7.875	12/15/07	4,500	4,528,125
Sr. Notes, Ser. B	B2	8.125	7/15/09	7,175	7,318,500
Sr. Notes, Ser. B	B2	7.625	4/1/11	2,125	2,109,063
Mediacom Broadband LLC, Notes, 144A(f)	B3	8.50	10/15/15	1,750	1,758,750
Mediacom LLC, Sr. Unsec’d. Notes	B3	9.50	1/15/13	800	818,000
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(i)	B2	9.125	8/15/16	1,125	1,178,438
Telenet Group Holding NV (Belgium), Dis. Notes, 144A (Zero thru 12/15/08)(i)	B3	11.50(l)	6/15/14	655	618,975
Videotron Ltee (Canada),(i)
Gtd. Notes	Ba2	6.875	1/15/14	1,570	1,538,600
Sr. Notes	Ba2	6.375	12/15/15	3,525	3,348,750

					64,684,653

Capital Goods 6.0%
Actuant Corp., Sr. Notes, 144A(f)	Ba2	6.875	6/15/17	2,975	2,945,250
ALH Finance LLC, Sr. Sub. Notes(f)	B3	8.50	1/15/13	2,400	2,382,000
Allied Waste North America, Inc.,
Gtd. Notes, Ser. B	B1	7.125	5/15/16	800	782,000
Sr. Notes	B1	7.25	3/15/15	1,705	1,687,950
Sr. Notes, Ser. B(f)	B1	5.75	2/15/11	4,320	4,109,400
Sr. Notes, Ser. B(f)	B1	9.25	9/1/12	5,127	5,376,941
Ashtead Capital, Inc., Notes, 144A	B3	9.00	8/15/16	2,985	3,126,788
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A	B3	8.625	8/1/15	2,125	2,167,500
Baldor Electric Co., Gtd. Notes	B3	8.625	2/15/17	2,250	2,379,375
Blount, Inc., Sr. Sub. Notes	B2	8.875	8/1/12	7,700	7,777,000
Case New Holland, Inc., Sr. Notes	Ba3	9.25	8/1/11	1,365	1,430,793

See Notes to Financial Statements.

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	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Chart Industries, Inc., Sr. Sub. Notes	B3	9.125%	10/15/15	$270	$283,500
Columbus McKinnon Corp., Sr. Sub. Notes	B2	8.875	11/1/13	3,245	3,431,588
Hertz Corp., Sr. Notes	B1	8.875	1/1/14	9,120	9,507,599
Horizon Lines LLC, Gtd. Notes	B3	9.00	11/1/12	300	317,250
Invensys PLC (United Kingdom), Sr. Notes, 144A(i)	B2	9.875	3/15/11	324	346,680
Johnson Diversey Holding, Inc., Sr. Disc. Notes	Caa1	10.67	5/15/13	3,745	3,876,075
Sr. Sub. Notes, Ser. B	B3	9.625	5/15/12	1,450	1,513,438
Manitowoc Co., Inc., Gtd. Notes	B1	10.50	8/1/12	6,216	6,557,880
Mobile Mini, Inc., Sr. Notes, 144A	B1	6.875	5/1/15	1,500	1,455,000
Mueller Water Products, Inc., Sr. Sub. Notes, 144A	B3	7.375	6/1/17	2,840	2,816,172
RBS Global, Inc. & Rexnord Corp., Gtd. Notes(f)	B3	9.50	8/1/14	6,900	7,072,500
Rental Service Corp., Bonds, 144A	Caa1	9.50	12/1/14	3,975	4,054,500
Stena AB, (Sweden), Sr. Notes(i)	Ba3	7.50	11/1/13	4,900	4,949,000
Trinity Industries, Inc., Sr. Sub. Notes	Ba1	6.50	3/15/14	120	117,300
United Rentals North America, Inc., Sr. Notes(f)	B1	6.50	2/15/12	6,750	6,631,875

					87,095,354

Chemicals 3.3%
Equistar Chemicals Funding LP,
Gtd. Notes	B1	10.125	9/1/08	3,978	4,137,120
Sr. Notes	B1	10.625	5/1/11	1,716	1,806,090
Huntsman Co. LLC, Gtd. Notes	Ba1	11.625	10/15/10	3,000	3,225,000
Huntsman International LLC, Gtd. Notes	Ba3	11.50	7/15/12	660	732,600
Ineos Group Holdings, Inc. (United Kingdom), Notes, 144A(i)	B2	8.50	2/15/16	1,875	1,832,813
Koppers, Inc., Gtd. Notes	B2	9.875	10/15/13	5,979	6,382,582
Kraton Polymers LLC, Gtd. Notes	B3	8.125	1/15/14	500	487,500
Lyondell Chemical Co.,
Gtd. Notes(f)	B1	6.875	6/15/17	3,000	2,895,000
Gtd. Notes	B1	8.00	9/15/14	100	102,750
Gtd. Notes(f)	B1	8.25	9/15/16	3,050	3,187,250
Gtd. Notes	Ba2	10.50	6/1/13	4,110	4,438,800

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	11

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Momentive Performance Materials, Inc., 144A,
Sr. Notes	B3	9.75%	12/1/14	$5,300	$5,353,000
Sr. Sub. Notes(f)	Caa2	11.50	12/1/16	1,450	1,464,500
Mosaic Co., 144A,
Sr. Notes	B1	7.375	12/1/14	1,450	1,464,500
Sr. Notes	B1	7.625	12/1/16	1,850	1,891,625
Nalco Co.,
Sr. Notes(f)	B1	7.75	11/15/11	6,675	6,725,062
Sr. Sub. Notes	B3	8.875	11/15/13	1,745	1,810,438
PQ Corp., Gtd. Notes	B3	7.50	2/15/13	250	265,000

					48,201,630

Consumer 2.8%
Corrections Corp of America, Gtd. Notes	Ba2	6.75	1/31/14	130	127,075
Levi Straus & Co.,(f)
Sec’d. Notes	B2	8.875	4/1/16	1,125	1,153,125
Sr. Unsub. Notes	B2	9.75	1/15/15	2,230	2,386,100
Mac-Gray Corp., Sr. Unsec’d. Notes	B2	7.625	8/15/15	425	427,125
Playtex Products, Inc., Gtd. Notes(f)	Caa1	9.375	6/1/11	6,200	6,370,500
Quiksilver, Inc., Gtd. Notes	Ba3	6.875	4/15/15	600	564,000
Realogy Corp., 144A,
Sr. Notes(f)	Caa1	10.50	4/15/14	1,750	1,666,875
Sr. Notes, PIK(f)	Caa1	11.00	4/15/14	1,800	1,696,500
Sr. Sub. Notes	Caa2	12.375	4/15/15	20,275	18,500,938
Service Corp. Int’l.,
Sr. Notes	B1	6.75	4/1/16	2,600	2,463,500
Sr. Notes	B1	7.00	6/15/17	2,000	1,905,000
Sr. Unsec’d. Notes	B1	7.625	10/1/18	200	202,500
Travelport LLC, Gtd. Notes(f)	Caa1	11.875	9/1/16	1,555	1,716,331
West Corp., Sr. Sub. Notes(f)	Caa1	11.00	10/15/16	805	841,225

					40,020,794

Electric 8.3%
AES Corp.,
Sec’d. Notes, 144A	Ba3	8.75	5/15/13	4,210	4,441,550
Sr. Notes(f)	B1	9.375	9/15/10	6,950	7,393,062
Sr. Notes	B1	9.50	6/1/09	6,635	6,933,575

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

AES Eastern Energy LP, Certs., Ser. A	Ba1	9.00%	1/2/17	$5,592	$6,235,228
Aquila, Inc., Sr. Notes	Ba3	9.95	2/1/11	170	183,335
CMS Energy Corp.,
Sr. Notes(f)	Ba1	7.50	1/15/09	3,385	3,479,645
Sr. Notes	Ba1	8.50	4/15/11	4,060	4,318,293
Sr. Notes(f)	Ba1	9.875	10/15/07	1,250	1,261,619
Dynegy Holdings, Inc.,
Sr. Notes	B2	6.875	4/1/11	1,050	1,031,625
Sr. Notes, 144A(f)	B2	7.50	6/1/15	3,050	2,870,813
Sr. Unsec’d. Notes(f)	B2	8.375	5/1/16	4,225	4,129,938
Edison Mission Energy, 144A,
Sr. Notes	B1	7.00	5/15/17	7,500	7,068,749
Sr. Notes	B1	7.625	5/15/27	1,135	1,072,575
Sr. Unsec’d. Notes	B1	7.75	6/15/16	250	248,750
Empresa Nacional de Electricidad SA (Chile), Notes(f)(i)	Baa3	8.625	8/1/15	5,650	6,495,924
Homer City Funding LLC, Gtd. Notes	Ba2	8.137	10/1/19	1,750	1,855,000
Midwest Generation LLC, Certs.,
Ser. A	Ba2	8.30	7/2/09	4,092	4,173,573
Ser. B	Ba2	8.56	1/2/16	697	743,238
Mirant Americas Generation LLC, Sr. Notes	Caa1	8.30	5/1/11	5,200	5,369,000
Mirant Corp., Sr. Notes, 144A(e)(k)	NR	Zero	7/15/49	2,600	169,000
Mirant North America LLC, Series WI	B2	7.375	12/31/13	3,125	3,195,313
NSG Holdings LLC, Sec’d. Notes, 144A	Ba2	7.75	12/15/25	150	151,500
Nevada Power Co., Gen. & Ref. Mtg. Bkd., Ser. A	Ba1	8.25	6/1/11	2,465	2,667,266
NRG Energy, Inc.,
Bank Loan(k)	Ba1	7.11	2/1/13	4,938	4,912,157
Bank Loan(k)	Ba1	7.11	2/1/13	2,050	2,039,279
Bank Loan(k)	B2	7.86	6/8/14	1,577	1,562,257
Gtd. Notes	B1	7.25	2/1/14	300	300,750
Gtd. Notes(f)	B1	7.375	1/15/17	3,100	3,111,625
Sr. Notes	B1	7.375	2/1/16	9,305	9,328,262
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/1/10	6,235	7,045,550

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	13

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

PSEG Energy Holdings LLC, Sr. Notes	Ba3	8.50%	6/15/11	$400	$423,665
Reliant Energy, Inc.,
Gtd. Notes	B2	6.75	12/15/14	370	377,400
Sec’d. Notes	B2	9.25	7/15/10	63	65,914
Sr. Notes	B3	7.875	6/15/17	1,600	1,556,000
Reliant Energy Mid-Atlantic, Inc., Certs., Ser. C	Ba2	9.681	7/2/26	3,600	4,185,000
Roseton/Danskammer., Series A (Pass-thru Certs.)	Ba3	7.27	11/8/10	200	202,250
Sierra Pacific Power Co., Sr. Notes(f)	B1	8.625	3/15/14	2,165	2,323,720
Sierra Pacific Resources, Sr. Unsec’d. Notes	B1	6.75	8/15/17	675	663,566
Teco Energy, Inc., Sr. Notes	Ba1	7.50	6/15/10	1,000	1,040,295
Tenaska Alabama Partners LP, Sec’d. Notes, 144A	Ba2	7.00	6/30/21	152	155,850
TXU Corp.,
Sr. Notes	Ba1	5.55	11/15/14	1,100	933,820
Sr. Notes	Ba1	6.50	11/15/24	2,800	2,315,200
Utilicorp Finance Corp. (Canada), Sr. Notes(f)(i)	Ba3	7.75	6/15/11	2,375	2,509,237

					120,540,368

Energy - Integrated 0.2%
TNK-BP Finance (Luxembourg), 144A(i)	Baa2	7.50	7/18/16	2,200	2,268,200

Energy - Other 4.0%
Chesapeake Energy Corp.,
Gtd. Notes	Ba2	7.50	6/15/14	25	25,313
Sr. Notes	Ba2	6.375	6/15/15	4,775	4,554,156
Sr. Notes	Ba2	6.50	8/15/17	315	298,463
Sr. Notes	Ba2	6.875	1/15/16	2,995	2,927,613
Sr. Notes(f)	Ba2	7.00	8/15/14	2,950	2,927,875
Compagnie Generale de Geophysique-Veritas (France),
Gtd. Notes(f)(i)	Ba3	7.50	5/15/15	645	645,000
Gtd. Notes(i)	Ba3	7.75	5/15/17	1,075	1,088,438
Complete Production Services, Inc., Sr. Notes, 144A	B2	8.00	12/15/16	100	101,000

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Dresser-Rand Group, Inc., Gtd. Notes	B1	7.375%	11/1/14	$200	$200,750
Forest Oil Corp.,
Sr. Notes	B1	8.00	6/15/08	1,260	1,275,750
Sr. Notes, 144A(f)	B1	7.25	6/15/19	2,550	2,473,500
Hanover Compressor Co., Sr. Unsec’d. Notes	B2	9.00	6/1/14	300	317,250
Hanover Equipment Trust, Sec’d. Notes, Ser. B(f)	Ba3	8.75	9/1/11	6,990	7,182,224
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625	9/1/14	4,760	4,593,400
Sr. Sub. Notes	Ba3	6.625	4/15/16	5,100	4,908,750
OPTI Canada, Inc. (Canada), Gtd. Notes, 144A(i)	B1	8.25	12/15/14	400	406,000
Parker Drilling Co., Sr. Notes	B2	9.625	10/1/13	3,900	4,163,250
Petrohawk Energy Corp., Notes(f)	B3	9.125	7/15/13	4,100	4,335,750
Petroplus Finance Ltd. (Bermuda), 144A,(i)
Gtd. Notes	B1	6.75	5/1/14	2,500	2,406,250
Gtd. Notes	B1	7.00	5/1/17	1,450	1,395,625
Pioneer Natural Resource Co.,
Sr. Notes	Ba1	5.875	7/15/16	975	876,234
Sr. Unsec’d. Notes(f)	Ba1	6.65	3/15/17	4,700	4,447,619
Plains Exploration & Production Co., Gtd. Notes	B1	7.00	3/15/17	100	94,750
Pogo Producing Co.,
Sr. Sub. Notes(f)	B1	6.875	10/1/17	1,320	1,310,100
Sr. Unsec’d. Notes	B1	6.625	3/15/15	1,205	1,192,950
Pride International, Inc., Sr. Notes	Ba2	7.375	7/15/14	1,350	1,353,375
Tesoro Corp.,
Sr. Notes	Ba1	6.25	11/1/12	515	511,138
Sr. Notes	Ba1	6.625	11/1/15	550	544,500
Sr. Notes, 144A	Ba1	6.50	6/1/17	1,900	1,857,250

					58,414,273

Foods 3.0%
Ahold Finance USA, Inc.,(f)
Gtd. Notes	Ba1	6.875	5/1/29	650	669,443
Notes	Ba1	8.25	7/15/10	1,840	1,964,857

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	15

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Albertson’s, Inc.,
Debs.(f)	B1	7.45%	8/1/29	$2,850	$2,779,688
Debs.	B1	8.70	5/1/30	1,850	2,031,568
Sr. Notes	B1	7.50	2/15/11	1,725	1,786,831
Aramark Corp., Sr. Notes, 144A(f)	B3	8.50	2/1/15	8,325	8,470,687
Carrols Corp., Gtd. Notes	Caa1	9.00	1/15/13	425	418,625
Dean Foods Co., Gtd. Notes	B1	7.00	6/1/16	695	663,725
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	2,105	2,173,413
Delhaize America, Inc.,
Gtd. Notes	Baa3	8.125	4/15/11	63	68,461
Gtd. Notes	Baa3	9.00	4/15/31	532	642,735
Dole Food, Inc.,
Gtd. Notes	Caa1	7.25	6/15/10	629	606,985
Sr. Notes(f)	Caa1	8.625	5/1/09	1,698	1,693,755
Ingles Markets, Inc., Gtd. Notes	B3	8.875	12/1/11	270	279,788
National Beef Packing Co., Sr. Notes	Caa1	10.50	8/1/11	3,625	3,769,999
Pathmark Stores, Inc., Gtd. Notes	Caa2	8.75	2/1/12	1,910	1,967,300
Pilgrim’s Pride Corp., Gtd. Notes	B1	9.625	9/15/11	2,075	2,155,406
Smithfield Foods, Inc.,
Sr. Notes(f)	Ba3	7.75	5/15/13	725	735,875
Sr. Notes	Ba3	8.00	10/15/09	405	417,150
Stater Brothers Holdings, Inc.,
Sr. Notes(f)	B2	8.125	6/15/12	2,745	2,765,588
Sr. Notes, 144A	B2	7.75	4/15/15	2,800	2,807,000
SUPERVALU, Inc., Sr. Notes	B1	7.50	11/15/14	3,675	3,766,875

					42,635,754

Gaming 4.9%
Boyd Gaming Corp.,
Sr. Sub. Notes	Ba3	6.75	4/15/14	1,955	1,915,900
Sr. Sub. Notes	Ba3	7.125	2/1/16	200	194,000
Caesars Entertainment, Inc., Sr. Notes(f)	Ba1	8.125	5/15/11	775	808,906
CCM Merger, Inc., Notes, 144A(f)	B3	8.00	8/1/13	7,710	7,671,449
Choctaw Resort Development Enterprise,
Sr. Notes, 144A	Ba2	7.25	11/15/19	242	238,370

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Chukchansi Economic Development Authority, Sr. Notes, 144A (cost $186,975; purchased 4/27/06)(b)	B2	8.00%	11/15/13	$180	$183,600
Fontainebleau Las Vegas Holdings LLC, Mortgage Backed, 144A(f)	Caa1	10.25	6/15/15	5,725	5,639,125
Harrah’s Operating Co., Inc.,
Gtd. Notes	Baa3	5.50	7/1/10	4,175	4,044,531
Gtd. Notes	Baa3	5.625	6/1/15	5,740	4,678,100
Gtd. Notes	Baa3	6.50	6/1/16	775	647,125
Herbst Gaming, Inc., Gtd. Notes	B3	7.00	11/15/14	150	140,625
Isle of Capri Casinos, Inc.,
Sr. Sub. Notes	B3	7.00	3/1/14	750	709,688
Sr. Sub. Notes	B3	9.00	3/15/12	2,010	2,095,425
Mandalay Resort Group,
Sr. Notes	Ba2	9.50	8/1/08	2,050	2,111,500
Sr. Sub. Notes	B1	9.375	2/15/10	450	474,750
MGM Mirage, Inc.,
Gtd. Notes	Ba2	6.00	10/1/09	8,840	8,762,649
Gtd. Notes	Ba2	6.75	4/1/13	750	712,500
Gtd. Notes	Ba2	6.875	4/1/16	4,000	3,680,000
Gtd. Notes	Ba2	7.50	6/1/16	5,250	4,980,938
Gtd. Notes(f)	B1	8.375	2/1/11	2,500	2,556,250
Sr. Notes(f)	Ba2	5.875	2/27/14	1,250	1,131,250
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba2	8.00	4/1/12	4,510	4,656,575
Sr. Sub. Notes(k)	Ba2	8.375	7/1/11	295	303,236
Sr. Unsec’d. Notes(f)	Baa3	6.125	2/15/13	2,500	2,425,000
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A (cost $2,457,031; purchased 6/22/06-6/26/07)(b)(f)	B3	9.375	6/15/15	2,450	2,471,438
Station Casinos, Inc.,
Sr. Notes	Ba2	6.00	4/1/12	3,995	3,755,300
Sr. Notes(f)	Ba2	7.75	8/15/16	1,575	1,559,250
Sr. Sub. Notes	Ba3	6.50	2/1/14	955	845,175
Sr. Sub. Notes	Ba3	6.875	3/1/16	65	57,363
Trump Entertainment Resorts, Inc., Sec’d. Notes	Caa1	8.50	6/1/15	1,535	1,523,488

					70,973,506

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	17

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Healthcare & Pharmaceutical 7.7%
Accellent, Inc., Sr. Notes	Caa2	10.50%	12/1/13	$11,150	$11,066,374
Advanced Medical Optics, Inc., Sr. Sub. Notes, 144A	B1	7.50	5/1/17	1,760	1,663,200
Alliance Imaging, Inc., Sr. Sub. Notes(f)	B3	7.25	12/15/12	2,450	2,376,500
Community Health Systems, Inc.,
Bank Loan(k)	Ba3	7.61	6/28/14	433	433,575
Bank Loan(k)	Ba3	7.61	6/28/14	6,567	6,574,083
Sr. Notes, 144A	B3	8.875	7/15/15	8,000	8,109,999
DaVita, Inc., Gtd. Notes	B2	7.25	3/15/15	430	424,625
Elan Finance PLC (Ireland), Sr. Unsec’d. Notes(i)	B3	8.875	12/1/13	3,100	3,239,500
Fisher Scientific International, Inc., Sr. Sub. Notes	Baa3	6.125	7/1/15	1,800	1,767,438
Fresenius Med. Care Capital Trust, Gtd. Notes	B1	7.875	6/15/11	410	424,350
Hanger Orthopedic Group, Inc.(f)	Caa1	10.25	6/1/14	2,700	2,902,500
HCA, Inc.,
Bank Loan(k)	Ba3	7.61	11/14/13	6,983	7,006,506
Notes	Caa1	7.50	11/15/95	1,500	1,193,339
Notes	Caa1	7.69	6/15/25	840	730,627
Notes, M.T.N.	Caa1	8.70	2/10/10	550	573,789
Notes(f)	Caa1	8.75	9/1/10	3,300	3,444,375
Notes, M.T.N.	Caa1	9.00	12/15/14	4,000	4,067,660
Sec’d. Notes, 144A	B2	9.125	11/15/14	160	168,200
Sec’d. Notes, 144A	B2	9.25	11/15/16	12,300	13,099,499
Sec’d. Notes, 144A, PIK(f)	B2	9.625	11/15/16	2,800	3,010,000
MedQuest, Inc., Gtd. Notes(f)	Caa1	11.875	8/15/12	485	390,425
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00	4/1/14	500	497,500
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.125	6/1/13	650	605,313
PTS Acquisitions Corp.,
Bank Loan(k)	Ba3	7.60	4/5/14	7,000	6,975,941
Sr. Notes, 144A, PIK	Caa1	9.50	4/15/15	3,425	3,365,063
Res-Care, Inc., Sr. Notes	B1	7.75	10/15/13	1,000	1,025,000
Rotech Healthcare, Inc., Sr. Notes(f)	Caa3	9.50	4/1/12	300	283,500
Select Medical Corp., Sr. Sub. Notes(f)	B3	7.625	2/1/15	1,605	1,436,475

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Senior Housing Properties Trust,
Sr. Notes	Ba2	7.875%	4/15/15	$2,000	$2,070,000
Sr. Notes	Ba2	8.625	1/15/12	4,525	4,841,750
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.00	1/15/14	4,431	4,896,255
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A	Caa1	10.00	7/15/17	2,000	1,990,000
Tenet Healthcare Corp.,
Sr. Notes	Caa1	9.875	7/1/14	250	247,500
Sr. Unsec’d. Notes	Caa1	7.375	2/1/13	423	382,286
Sr. Unsec’d. Notes	Caa1	9.25	2/1/15	2,320	2,204,000
Triad Hospitals, Inc., Sr. Sub. Notes(f)	B2	7.00	11/15/13	410	430,992
Ventas Realty LP,
Gtd. Notes	Ba2	6.75	4/1/17	450	444,375
Sr. Notes	Ba2	6.50	6/1/16	150	146,250
Sr. Notes	Ba2	9.00	5/1/12	1,880	2,053,900
Viant Holdings, Inc., Gtd. Notes, 144A	Caa1	10.125	7/15/17	2,462	2,474,310
Warner Chilcott Corp., Gtd. Notes	Caa1	8.75	2/1/15	2,757	2,832,818

					111,869,792

Lodging & Leisure 1.6%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50	6/1/11	4,825	5,072,281
Gaylord Entertainment Co., Sr. Notes	B3	8.00	11/15/13	2,175	2,204,906
Hilton Hotel Corp., Sr. Notes(f)	Ba1	7.50	12/15/17	450	450,563
Host Marriott LP,
Gtd. Notes, Series Q	Ba1	6.75	6/1/16	775	759,500
Sr. Notes(f)	Ba1	7.125	11/1/13	5,510	5,503,113
Sr. Notes, Ser. M	Ba1	7.00	8/15/12	6,250	6,257,813
Royal Caribbean Cruises Ltd. (Liberia),(i)
Sr. Notes	Ba1	6.875	12/1/13	1,580	1,579,456
Sr. Notes	Ba1	8.75	2/2/11	850	918,286

					22,745,918

Media & Entertainment 8.7%
AMC Entertainment, Inc.,
Sr. Notes	B2	11.00	2/1/16	400	442,000
Sr. Sub. Notes(f)	B2	8.00	3/1/14	4,075	3,993,500

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	19

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Cinemark, Inc., Sr. Notes (Zero thru 3/15/09)	B3	9.75(l)%	3/15/14	$2,400	$2,184,000
Clear Channel Communications Inc.,
Debs.	Baa3	6.875	6/15/18	525	461,052
Sr. Notes(f)	Baa3	5.50	9/15/14	2,775	2,371,415
Sr. Notes	Baa3	5.75	1/15/13	4,025	3,624,102
Dex Media East LLC, Gtd. Notes	B2	12.125	11/15/12	10,690	11,505,112
Dex Media West LLC, Sr. Sub. Notes	B2	9.875	8/15/13	7,525	8,051,750
Dex Media, Inc., Notes	B3	8.00	11/15/13	2,645	2,684,675
DirecTV Holdings LLC,
Gtd. Notes, Ser. B(f)	Ba3	6.375	6/15/15	2,559	2,405,460
Sr. Notes	Ba3	8.375	3/15/13	500	523,125
Echostar DBS Corp.,
Gtd. Notes(f)	Ba3	7.00	10/1/13	775	763,375
Sr. Notes	Ba3	6.375	10/1/11	1,025	1,004,500
Sr. Notes	Ba3	6.625	10/1/14	1,600	1,528,000
Sr. Notes	Ba3	7.125	2/1/16	8,935	8,733,962
Idearc, Inc., Gtd. Notes	B2	8.00	11/15/16	4,385	4,428,850
Intelsat Bermuda Ltd. (Bermuda),(i)
Sr. Notes	B2	8.25	1/15/13	9,645	9,789,674
Sr. Notes	Caa1	11.25	6/15/16	7,975	8,931,999
Sr. Unsec’d. Notes	Caa1	5.25	11/1/08	1,500	1,477,500
Intelsat Corp., Gtd. Notes	B2	9.00	6/15/16	300	314,250
Medianews Group, Inc.,
Sr. Sub. Notes	B2	6.375	4/1/14	3,175	2,643,188
Sr. Sub. Notes(f)	B2	6.875	10/1/13	3,825	3,289,500
Morris Publishing Group LLC, Sr. Sub. Notes	B1	7.00	8/1/13	1,460	1,277,500
Nielsen Finance LLC, 144A	Caa1	10.00	8/1/14	2,175	2,300,063
Panamsat Corp., Gtd. Notes	B2	9.00	8/15/14	125	130,313
Primedia, Inc.,
Gtd. Notes	B2	8.00	5/15/13	225	236,813
Sr. Notes	B2	8.875	5/15/11	1,775	1,828,250
Quebecor Media, Inc. (Canada), Sr. Notes(i)	B2	7.75	3/15/16	4,820	4,892,300
Quebecor World Capital Corp. (Canada),
Sr. Notes, 144A(f)(i)	B2	8.75	3/15/16	2,150	2,117,750

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Quebecor World, Inc. (Canada), Sr. Notes, 144A(f)(i)	B2	9.75%	1/15/15	$1,675	$1,695,938
Radio One, Inc., Gtd. Notes, Ser. B	B1	8.875	7/1/11	2,993	3,071,566
Rainbow National Services LLC,
Sr. Notes, 144A	B3	10.375	9/1/14	325	356,688
RH Donnelley Corp.,(f)
Sr. Disc. Notes	B3	6.875	1/15/13	3,000	2,842,500
Sr. Notes	B3	8.875	1/15/16	1,190	1,237,600
RH Donnelley Finance Corp. I, Sr. Sub. Notes, 144A (cost $5,689,500; purchased 11/26/02-5/9/05)(b)	B2	10.875	12/15/12	5,675	6,050,969
Sinclair Broadcast Group, Inc., Gtd. Notes	B1	8.00	3/15/12	48	49,440
Universal City Development Partners, Unsec’d. Notes	B1	11.75	4/1/10	500	530,000
Universal City Florida Holdings Co., Sr. Notes	B3	10.106(j)	5/1/10	300	306,000
Univision Communications, Inc.,
Bank Loan(k)	Ba3	7.605	9/16/14	3,758	3,702,013
Bank Loan(k)	Ba3	7.61	9/16/14	242	237,987
Sr. Notes, 144A, PIK(f)	B3	9.75	3/15/15	6,760	6,675,500
Vertis, Inc., Sec’d. Notes	B1	9.75	4/1/09	5,035	5,110,525

					125,800,704

Metals 3.8%
AK Steel Corp.,
Gtd. Notes(f)	B2	7.75	6/15/12	2,135	2,135,000
Gtd. Notes	B2	7.875	2/15/09	177	176,558
Aleris International, Inc., 144A,
Sr. Notes	Caa1	10.00	12/15/16	1,000	992,500
Sr. Notes, PIK(f)	B3	9.00	12/15/14	2,000	2,017,500
Arch Western Finance LLC, Sr. Notes(f)	B1	6.75	7/1/13	2,635	2,529,600
Century Aluminum Co., Sr. Notes	B1	7.50	8/15/14	4,130	4,166,138
Chaparral Steel Co., Sr. Unsec’d. Notes	B1	10.00	7/15/13	3,100	3,382,875
CSN Islands VII Corp. (Cayman Islands),
Gtd. Notes, 144A(i)	BB(a)	10.75	9/12/08	1,990	2,089,500
FMG Finance Pty Ltd. (Australia), Sec’d. Notes, 144A (cost $ 3,104,750; purchased 4/23/07-5/22/07)(b)(i)	Ba3	10.625	9/1/16	2,600	3,094,000

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	21

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes(f)	Ba3	8.375%	4/1/17	$6,200	$6,618,499
Gerdau AmeriSteel Corp. (Canada), Sr. Notes(i)	Ba2	10.375	7/15/11	3,500	3,692,500
Ispat Inland ULC (Canada), Sec’d. Notes(i)	Baa3	9.75	4/1/14	2,580	2,859,481
Metals USA, Inc., Sec’d. Notes	B3	11.125	12/1/15	7,400	8,065,999
Novelis, Inc. (Canada), Sr. Notes(i)	B3	7.25	2/15/15	4,199	4,309,224
Peabody Energy Corp., Gtd. Notes, Ser. B	Ba1	6.875	3/15/13	190	189,050
PNA Group, Inc., Sr. Notes, 144A(k)	B3	10.75	9/1/16	3,000	3,270,000
Ryerson Tull, Inc., Sr. Notes	B3	8.25	12/15/11	1,985	1,994,925
Southern Copper Corp., Sr. Notes	Baa2	7.50	7/27/35	3,450	3,703,703

					55,287,052

Non Captive Finance 2.3%
General Motors Acceptance Corp.,(f)
Notes	Ba1	6.875	9/15/11	10,800	10,623,464
Notes	Ba1	6.875	8/28/12	9,580	9,362,754
GMAC LLC,
Notes	Ba1	7.00	2/1/12	650	637,491
Unsub. Notes	Ba1	6.625	5/15/12	3,000	2,897,043
Residential Capital LLC,
Gtd. Notes(f)	Baa3	6.375	6/30/10	2,170	2,141,990
Sr. Unsec’d. Notes, M.T.N.	Baa3	7.875	7/1/14	3,550	7,021,155

					32,683,897

Packaging 2.6%
Ball Corp., Gtd. Notes	Ba1	6.625	3/15/18	1,250	1,200,000
Berry Plastics Hldg. Corp.,(f)
Sec’d. Notes	B3	8.875	9/15/14	3,150	3,189,375
Sec’d. Notes	B3	9.235(j)	9/15/14	1,750	1,767,500
Clondalkin Acquisition BV (Netherlands),
Sec’d. Notes, 144A(f)(i)	Ba3	7.36(j)	12/15/13	2,000	1,995,000
Crown Americas LLC,
Gtd. Notes	B1	7.625	11/15/13	5,550	5,605,500
Gtd. Notes	B1	7.75	11/15/15	600	603,000

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Graham Packaging Co., Inc.,
Sr. Notes	Caa1	8.50%	10/15/12	$1,070	$1,076,688
Sr. Sub. Notes(f)	Caa1	9.875	10/15/14	3,805	3,847,806
Greif Brothers Corp., Sr. Sub. Notes	Ba2	6.75	2/1/17	2,700	2,639,250
Owens Brockway Glass Container, Inc.,
Gtd. Notes	B3	6.75	12/1/14	250	243,750
Gtd. Notes	Ba2	7.75	5/15/11	4,160	4,269,200
Gtd. Notes	Ba2	8.875	2/15/09	110	111,925
Sec’d. Notes	Ba2	8.75	11/15/12	7,430	7,764,349
Russell-Stanley Holdings, Inc., Sr. Sub. Notes, 144A(e)(k)	NR	Zero	11/30/08	55	1
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	2,717	2,655,868

					36,969,212

Paper 3.3%
Abitibi Consolidated, Inc. (Canada),(f)(i)
Notes	B3	5.25	6/20/08	2,300	2,254,000
Notes	B3	8.55	8/1/10	705	673,275
Bowater Finance Corp. (Canada), Gtd. Notes(f)(i)	B3	7.95	11/15/11	1,230	1,157,738
Cascades, Inc. (Canada), Sr. Notes(i)	Ba3	7.25	2/15/13	3,755	3,651,738
Catalyst Paper Corp. (Canada), Sr. Notes(f)(i)	B2	8.625	6/15/11	6,400	6,191,999
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75	3/15/10	4,150	4,118,874
Domtar, Inc. (Canada),
Notes	B2	5.375	12/1/13	825	740,438
Sr. Notes	B2	7.875	10/15/11	1,465	1,499,794
Georgia Pacific Corp.,
Gtd. Notes, 144A (cost $3,950,000; purchased 12/13/06)(b)(f)	Ba3	7.125	1/15/17	3,950	3,791,999
Sr. Unsec’d. Notes	B2	8.00	1/15/24	310	300,700
Notes	B2	7.75	11/15/29	50	47,000
Notes	B2	8.125	5/15/11	1,400	1,429,750
Glatfelter, Gtd. Notes	Ba1	7.125	5/1/16	270	272,025
Graphic Packaging Int’l, Inc.,
Sr. Notes	B2	8.50	8/15/11	3,010	3,077,725

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	23

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Sr. Sub. Notes(f)	B3	9.50%	8/15/13	$3,500	$3,635,625
Millar Western Forest Products Ltd. (Canada),
Sr. Notes(i)	B2	7.75	11/15/13	275	236,844
NewPage Corp., Gtd. Notes	B2	10.00	5/1/12	1,850	1,998,000
Norampac, Inc. (Canada), Sr. Notes(i)	Ba3	6.75	6/1/13	2,925	2,789,719
Smurfit Capital Funding PLC (Ireland),
Gtd. Notes(i)	Ba2	7.50	11/20/25	100	100,750
Smurfit Kappa Funding PLC (Ireland),(i)
Sr. Notes	B2	9.625	10/1/12	69	72,278
Sr. Sub. Notes	B2	7.75	4/1/15	100	100,125
Smurfit-Stone Container Enterprises, Inc.,
Sr. Notes	B3	8.00	3/15/17	2,090	2,027,300
Sr. Notes	B3	8.375	7/1/12	780	780,975
Stone Container Finance (Canada), Gtd. Notes(f)(i)	B3	7.375	7/15/14	3,720	3,571,200
Verso Paper Hldgs. LLC, 144A,
Notes	B2	9.125	8/1/14	300	309,750
Notes	B2	9.106(j)	8/1/14	430	438,600
Sr. Sub. Notes(f)	B3	11.375	8/1/16	1,625	1,734,688

					47,002,909

Pipelines & Other 3.0%
Amerigas Partners LP/Amerigas Eagle Finance Corp., Sr. Notes	B1	7.125	5/20/16	4,290	4,214,925
El Paso Corp.,
Sr. Unsec’d. Notes	Ba3	7.80	8/1/31	750	759,493
Sr. Unsec’d. Notes(f)	Ba3	7.875	6/15/12	750	783,970
Sr. Unsec’d. Notes	Ba3	8.05	10/15/30	450	472,730
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75	5/1/14	1,500	1,421,250
Inergy LP/Inergy Finance Corp., Sr. Notes	B1	8.25	3/1/16	3,750	3,853,125
Kinder Morgan Finance Co. ULC (Canada),(i)
Gtd. Notes	Ba2	5.70	1/5/16	2,150	1,981,606
Gtd. Notes	Ba2	6.40	1/5/36	2,950	2,606,974
Pacific Energy Partners LP, Sr. Notes	Baa3	7.125	6/15/14	2,700	2,793,474

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SemGroup LP, Sr. Notes, 144A (cost $406,065; purchased 4/28/06-10/03/06)(b)	B1	8.75%	11/15/15	$400	$402,000
Southern Natural Gas Co., Notes	Baa3	8.00	3/1/32	125	141,768
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Sr. Notes	B1	6.875	12/15/13	505	487,325
Targa Resources, Inc., Gtd. Notes, 144A	B3	8.50	11/1/13	1,400	1,421,000
Williams Cos., Inc.,
Notes(f)	Ba2	7.125	9/1/11	10,275	10,531,874
Notes	Ba2	7.875	9/1/21	4,865	5,229,874
Notes	Ba2	8.125	3/15/12	4,610	4,892,363
Notes	Ba2	8.75	3/15/32	650	752,375
Sr. Notes	Ba2	7.625	7/15/19	800	844,000
Williams Partners LP	Ba3	7.25	2/1/17	225	226,125

					43,816,251

Real Estate Investment Trust
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	6.50	2/1/17	150	142,125

Retailers 1.6%
Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00	3/15/14	1,650	1,666,500
Bon-Ton Stores, Inc. (The), Gtd. Notes(f)	B3	10.25	3/15/14	400	405,000
Buhrmann US, Inc. (Netherlands), Gtd. Notes	B2	7.875	3/1/15	275	270,875
Couche-Tard Finance Corp., Sr. Sub. Notes	Ba2	7.50	12/15/13	1,701	1,713,758
GSC Holdings Corp., Gtd. Notes	Ba3	8.00	10/1/12	1,140	1,191,300
Michaels Stores, Inc., Sr. Notes, 144A(f)	B2	10.00	11/1/14	3,425	3,510,625
Neiman-Marcus Group, Inc.,
Gtd. Notes(f)	B3	10.375	10/15/15	895	984,500
Gtd. Notes, PIK	B2	9.00	10/15/15	1,675	1,792,250
Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	2,825	2,754,375
Rite Aid Corp., Sec’d. Notes	B3	8.125	5/1/10	5,720	5,784,350
Sally Holdings LLC, Sr. Notes, 144A(f)	B2	9.25	11/15/14	200	200,500

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	25

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Stripes Acquisition LLC/Susser Finance Corp., Sr. Notes	B2	10.625%	12/15/13	$2,849	$3,091,165
Yankee Acquisition Corp., Sr. Notes	B3	8.50	2/15/15	100	97,000

					23,462,198

Structured Notes 0.7%
Trains, Sec’d. Notes, 144A(f)	B1	7.548	5/1/16	9,578	9,412,894

Technology 4.5%
Amkor Technology, Inc., Sr. Notes	B1	7.125	3/15/11	1,475	1,430,750
Ampex Corp., Sec’d. Notes, PIK(k)	NR	12.00	8/15/08	152	113,795
Avago Technologies Finance Pte (Singapore),(i)
Sr. Notes	B2	10.125	12/1/13	4,500	4,792,500
Sr. Sub. Notes(f)	Caa1	11.875	12/1/15	1,550	1,732,125
Celestica, Inc. (Canada),(i)
Sr. Sub. Notes	B3	7.625	7/1/13	200	187,000
Sr. Sub. Notes	B3	7.875	7/1/11	150	145,500
Communications & Power Industries, Inc.,
Gtd. Notes	B2	8.00	2/1/12	250	252,500
Flextronics Int’l. Ltd. (Singapore),(i)
Sr. Sub. Notes(f)	Ba2	6.25	11/15/14	1,500	1,365,000
Sr. Sub. Notes	Ba2	6.50	5/15/13	1,370	1,291,225
Freescale Semiconductor, Inc., 144A,
Sr. Notes	B1	8.875	12/15/14	6,895	6,584,724
Sr. Notes, PIK	B1	9.125	12/15/14	15,600	14,663,999
Sr. Sub. Notes(f)	B2	10.125	12/15/16	810	761,400
Iron Mountain, Inc., Sr. Sub. Notes(f)	B3	8.625	4/1/13	6,075	6,090,188
Nortel Networks Corp. (Canada), Notes(i)	B3	4.25	9/1/08	3,070	3,027,788
Nortel Networks Ltd. (Canada), 144A,(i)
Gtd. Notes	B3	10.125	7/15/13	175	187,688
Gtd. Notes	B3	10.75	7/15/16	75	82,875

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

NXP Funding LLC (Netherlands),(i)
Sec’d. Notes	Ba2	7.875%	10/15/14	$1,505	$1,482,425
Sr. Notes(f)	B2	9.50	10/15/15	2,875	2,831,875
Open Solutions, Inc., Sr. Sub. Notes, 144A	Caa1	9.75	2/1/15	2,000	2,020,000
Sanmina-SCI Corp., Sr. Sub. Notes(f)	B2	8.125	3/1/16	325	302,250
Sensata Technologies, Inc. (Netherlands),
Sr. Notes(i)	Caa1	8.00	5/1/14	4,585	4,424,525
Serena Software, Inc., Gtd. Notes(f)	Caa1	10.375	3/15/16	5,390	5,807,725
Solectron Global Finance Ltd. (Cayman Islands), Gtd. Notes(f)(i)	B3	8.00	3/15/16	100	107,000
STATS ChipPAC Ltd. (Singapore), Sr. Notes(i)	Ba1	6.75	11/15/11	1,670	1,682,525
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125	8/15/13	798	816,953
Unisys Corp., Sr. Notes	B2	8.00	10/15/12	1,290	1,254,525
Xerox Corp.,
Sr. Notes	Baa3	6.875	8/15/11	200	207,511
Sr. Sub. Notes	Baa3	6.40	3/15/16	1,175	1,182,245
Sr. Unsec’d. Notes	Baa3	6.75	2/1/17	250	256,445

					65,085,061

Telecommunications 6.7%
Alltel Corp.,
Sr. Notes	A2	7.00	7/1/12	495	468,559
Sr. Notes	A2	7.875	7/1/32	1,650	1,397,809
American Cellular Corp., Sr. Notes, Ser. B	B3	10.00	8/1/11	54	56,565
Centennial Cellular Corp., Ser. B, Gtd. Notes	B2	10.125	6/15/13	275	294,938
Centennial Communications Corp., Sr. Notes(f)	Caa1	10.00	1/1/13	1,410	1,512,225
Cincinnati Bell, Inc.,
Gtd. Notes	Ba3	7.25	7/15/13	1,150	1,178,750
Sr. Sub. Notes(f)	B2	8.375	1/15/14	1,380	1,393,800
Citizens Communications Co.,
Notes	Ba2	9.25	5/15/11	2,045	2,208,600
Sr. Notes(f)	Ba2	6.25	1/15/13	5,085	4,875,244

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	27

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Sr. Notes	Ba2	9.00%	8/15/31	$735	$757,050
Cricket Communications, Inc.,
Gtd. Notes, 144A	Caa1	9.375	11/1/14	3,700	3,820,250
Sr. Notes	Caa1	9.375	11/1/14	3,150	3,252,375
Dobson Cellular Systems, Inc., Sec’d. Notes(f)	Ba2	8.375	11/1/11	1,925	2,011,625
Dobson Communications Corp., Sr. Notes	Caa1	9.606(j)	10/15/12	945	963,900
Hawaiian Telcom Communication, Inc.,(f)
Sr. Notes	Caa1	10.86(j)	5/1/13	1,650	1,683,000
Sr. Notes	Caa1	12.50	5/1/15	915	1,038,525
Level 3 Financing, Inc.,
Sr. Notes	B3	9.25	11/1/14	875	883,750
Sr. Notes	B3	12.25	3/15/13	10,475	12,020,062
Sr. Notes, 144A	B3	8.75	2/15/17	3,125	3,089,844
Nextel Communications, Inc., Ser. D, Gtd. Notes	Baa3	7.375	8/1/15	425	424,818
Nordic Teleco Holding, Inc. (Denmark),
Sr. Notes, 144A(i)	B2	8.875	5/1/16	5,220	5,533,199
PAETEC Holding Corp., Sr. Notes, 144A	Caa1	9.50	7/15/15	2,625	2,661,094
Qwest Communications Int’l., Inc., Gtd. Notes(f)	Ba3	7.50	2/15/14	6,530	6,611,624
Qwest Corp.,
Debs.(f)	Ba1	6.875	9/15/33	1,025	960,938
Debs.	Ba1	7.20	11/10/26	1,000	982,500
Debs.	Ba1	7.50	6/15/23	1,025	1,025,000
Notes	Ba1	8.875	3/15/12	2,375	2,559,063
Sr. Notes	Ba1	7.625	6/15/15	8,960	9,251,199
Sr. Notes	Ba1	7.875	9/1/11	4,450	4,639,125
Sr. Unsec’d. Notes	Ba1	7.50	10/1/14	3,550	3,638,750
Rogers Wireless Communications, Inc. (Canada),(i)
Sr. Sec’d. Notes	Baa3	9.625	5/1/11	5,100	5,739,004
Sr. Sub. Notes	Ba1	8.00	12/15/12	225	239,410
Rural Cellular Corp., Sr. Unsec’d. Notes	B3	9.875	2/1/10	200	209,000
Time Warner Telecom Holdings, Inc., Gtd. Notes(f)	B3	9.25	2/15/14	2,450	2,597,000

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes, 144A(k)	B2	10.75%	12/1/15	$1,000	$1,147,500
Wind Acquisition Holdings (Luxembourg),
Bank Loan, PIK(k)	NR	12.61	12/21/11	200	205,313
Windstream Corp., Sr. Notes	Ba3	8.625	8/1/16	5,135	5,430,263

					96,761,671

Tobacco 0.5%
Reynolds American Inc.,
Bonds	Ba1	6.75	6/15/17	2,200	2,219,602
Gtd. Notes	Ba1	7.30	7/15/15	2,000	2,069,134
Gtd. Notes	Ba1	7.625	6/1/16	2,495	2,641,683
Gtd. Notes	Ba1	7.75	6/1/18	100	106,707

					7,037,126

Total corporate bonds					1,354,111,227

SOVEREIGN BONDS(i) 1.5%
Republic of Argentina, Bonds	B+(a)	7.00	10/3/15	5,800	5,109,156
Republic of Brazil, Notes	Ba2	8.75	2/4/25	3,650	4,516,875
Republic of Colombia, Notes	Ba2	10.00	1/23/12	4,531	5,221,978
Republic of Philippines, Notes	B1	9.375	1/18/17	6,260	7,527,649

Total sovereign bonds					22,375,658

	Shares
COMMON STOCKS 0.5%
ACP Holding Co.(c)(k)	19,512	22,439
Classic Communications, Inc.(c)(k)	3,000	30
Color Spot Nurseries, Inc.(c)(k)	57,197	228,788
Embarq Corp.	2,933	185,864
General Chemical Industrial Products, Inc., Ser. A(c)(k)	103	—	†
General Chemical Industrial Products, Inc.(c)(k)	179	49,907
Link Energy LLC(c)(k)	20,000	400
Peachtree Cable Assoc. Ltd.(c)(k)	31,559	316
Pliant Corp.(c)(k)	2	—	†
Russell-Stanley Holdings, Inc.(c)(k)	6,000	6
Sleepmasters, Inc.(c)(k)	264	—	†
Smithfield Foods, Inc.(c)	64,962	2,000,180
Sprint Nextel Corp.(f)	28,675	593,859
Stage Stores, Inc.	327	6,854

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	29

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

	Expiration Date	Shares	Value (Note 1)

TRISM, Inc.(c)(d)(k)		27,543	$275
Xerox Corp.(c)(f)		194,797	3,599,849
York Research Corp.(c)(k)		15,105	15

Total common stocks			6,688,782

PREFERRED STOCKS(c)

Building Materials & Construction
New Millenium Homes LLC, Ser. A(d)(e)(k)		2,000	760

Cable
Adelphia Recovery Trust(k)		2,000,000	2,000
Adelphia Communications Corp.(e)(k)		20,000	20
PTV, Inc., Ser. A, 10.00%(e)		9	48

			2,068

Media & Entertainment
Ziff Davis Holdings, Inc., 10.00%		2	48

Total preferred stocks			2,876

WARRANTS(c) 0.1%

Cable
TVN Entertainment (cost $5,615,000; purchased 10/21/04)(b)(k)	1/1/49	46,241	26,820

Capital Goods
Pliant Corp., 144A (cost $0; purchased 9/29/00)(b)	6/1/10	475	—	†

Chemicals
General Chemical Ind. Product, Ser. B(k)	4/30/11	77	—	†
Sterling Chemical, Inc.(d)(k)	8/15/08	5,450	5

			5

Consumer
IHF Holdings, Inc.(k)	12/31/49	4,375	44

Gaming
Aladdin Gaming(k)	3/1/10	30,000	30

Media & Entertainment
Advanstar Holdings Corp., 144A(k)	10/15/11	225	2

See Notes to Financial Statements.

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	Expiration Date	Shares	Value (Note 1)

XM Satellite Radio, Inc., 144A(k)	3/15/10	345	$—	†
Ziff Davis Holdings, Inc.	8/12/12	4,400	45

			47

Paper
Smurfit Kappa Funding PLC (Ireland), 144A(k)	4/1/15	275	3,777

Technology
Viasystems Group, Inc.(k)	1/10/31	166,335	17

Telecommunications 0.1%
Allegiance Telecom, Inc.(k)	2/3/08	14,200	14
GT Group Telecom, Inc. (Canada), 144A (cost $0; purchased 1/27/00)(b)(d)(i)(k)	2/1/10	8,610	9
Price Communications Corp.(k)	8/1/07	17,200	1,053,518
Verado Holdings, Inc.(k)	4/15/08	4,075	2,253
Versatel Telecom Int’l. NV (Netherlands)(k)(i)	5/15/08	10,000	10

			1,055,804

Total warrants			1,086,544

Total long-term investments (cost $1,395,005,652)			1,401,891,323

SHORT-TERM INVESTMENTS 21.5%

Affiliated Mutual Funds
Dryden Core Investment Fund—Short-Term Core Bond Series(h)		3,355,376	33,553,756
Dryden Core Investment Fund—Taxable Money Market Series (includes $254,934,359 of cash collateral received for securities on loan)(g)(h)		277,373,109	277,373,109

Total short-term investments (cost $310,940,311)			310,926,865

Total Investments(m) 118.6% (cost $1,705,945,963; Note 5)			1,712,818,188
Liabilities in excess of other assets(n) (18.6%)			(268,291,483)

Net Assets 100.0%			$1,444,526,705

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to, Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company.

LP—Limited Partnership.

PIK—Payment-in-kind.

NR—Not Rated by Moody’s or Standard & Poor’s.

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	31

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

M.T.N.—Medium Term Notes

†	Less than $0.50.
(a)	Standard & Poor’s rating.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

(b)	Indicates a restricted security; the aggregate cost of such securities is $26,557,096. The aggregate value of $21,285,825 is approximately 1.5% of net assets.
(c)	Non-income producing security.
(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	All or portion of security is on loan. The aggregate market value of such securities is $247,445,125; cash collateral of $254,934,359 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(g)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short Term Bond Series and the Dryden Core Investment Fund—Taxable Money Market Series.
(i)	US$ denominated foreign securities.
(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at June 30, 2007.
(k)	Indicates a security that has been deemed illiquid.
(l)	The rate shown reflects the coupon rate after the step date.
(m)	As of June 30, 2007, 21 securities representing $426,298 and 0.02% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(n)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on credit default swaps and foreign currency contracts as follows:

Credit default swap agreements outstanding at June 30, 2007:

Counterparty (1)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation
Morgan Stanley Capital Services, Inc.	09/20/2010	$2,500	4.20%	Lear Corp., 8.11%, 5/15/09	$106,206
Merrill Lynch Capital Services, Inc.	09/20/2009	2,000	4.65%	General Motors Corp., 7.125%, 7/15/19	81,910

					$188,116

(1)	The Fund receives the fixed rate and pays the counterparty par in the event the underlying bond defaults.

Forward Foreign currency exchange contract outstanding at June 30, 2007:

Foreign Currency Contract	Contracts to Deliver	Payable at Statement Date	Value at June 30, 2007	Unrealized Depreciation
Sold:
Pound Sterling expiring 07/26/07	GBP3,537,895	7,061,961	7,102,144	$(40,183)

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 was as follows:

Affiliated Mutual Funds (including 17.6% of collateral received for securities on loan)	21.5%
Media & Entertainment	8.7
Electric	8.3
Healthcare & Pharmaceutical	7.7
Telecommunications	6.7
Capital Goods	6.0
Automotive	5.0
Gaming	4.9
Cable	4.5
Technology	4.5
Energy - Other	4.0
Metals	3.8
Chemicals	3.3
Paper	3.3
Foods	3.0
Pipelines & Other	3.0
Consumer	2.8
Packaging	2.6
Non Captive Finance	2.3
Aerospace/Defense	2.0
Lodging & Leisure	1.6
Retailers	1.6
Sovereign Bonds	1.5
Asset Backed Securities	1.2
Building Materials & Construction	1.1
Banking	0.9
Airlines	0.8
Structured Notes	0.7
Common Stock	0.5
Tobacco	0.5
Energy - Integrated	0.2
Warrants	0.1

118.6
Liabilities in excess of other assets	(18.6)

100.0%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	33

Statement of Assets and Liabilities

as of June 30, 2007 (Unaudited)

Assets
Investments, at value, including securities on loan of $247,445,125:
Unaffiliated investments (cost $1,395,005,652)	$1,401,891,323
Affiliated investments (cost $310,940,311)	310,926,865
Foreign currency, at value (cost $105,400)	106,827
Dividends and interest receivable	27,453,599
Receivable for investments sold	1,508,727
Receivable for Fund shares sold	1,280,458
Unrealized appreciation on swap agreements	188,116
Prepaid expenses	3,970

Total assets	1,743,359,885

Liabilities
Payable to broker for collateral for securities on loan	254,934,359
Payable for investments purchased	33,132,988
Payable to custodian	6,652,656
Income distribution payable	2,592,571
Management fee payable	569,683
Distribution fee payable	423,675
Accrued expenses	256,435
Transfer agent fee payable	191,419
Unrealized depreciation on forward foreign currency contracts	40,183
Deferred directors’ fees	39,211

Total liabilities	298,833,180

Net Assets	$1,444,526,705

Net assets were comprised of:
Common stock, at par	$2,512,368
Paid-in capital in excess of par	2,725,444,011

2,727,956,379
Undistributed net investment income	(881,974)
Accumulated net realized loss on investments and foreign currency transactions	(1,289,569,728)
Net unrealized appreciation on investments and foreign currencies	7,022,028

Net assets, June 30, 2007	$1,444,526,705

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($1,142,828,665 ÷ 198,710,895 shares of common stock issued and outstanding)	$5.75
Maximum sales charge (4.50% of offering price)	.27

Maximum offering price to public	$6.02

Class B
Net asset value, offering price and redemption price per share ($169,682,090 ÷ 29,553,686 shares of common stock issued and outstanding)	$5.74

Class C
Net asset value, offering price and redemption price per share ($60,741,669 ÷ 10,577,701 shares of common stock issued and outstanding)	$5.74

Class L
Net asset value, offering price and redemption price per share ($7,269,647 ÷ 1,263,382 shares of common stock issued and outstanding)	$5.75

Class M
Net asset value, offering price and redemption price per share ($35,063,221 ÷ 6,106,782 shares of common stock issued and outstanding)	$5.74

Class R
Net asset value, offering price and redemption price per share ($799,408 ÷ 138,894 shares of common stock issued and outstanding)	$5.76

Class X
Net asset value, offering price and redemption price per share ($4,997,372 ÷ 870,392 shares of common stock issued and outstanding)	$5.74

Class Z
Net asset value, offering price and redemption price per share ($23,144,633 ÷ 4,015,023 shares of common stock issued and outstanding)	$5.76

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	35

Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

Net Investment Income
Income
Interest	$56,941,747
Unaffiliated dividends	162,275
Affiliated dividend income	1,996,408
Affiliated income from securities loaned, net	194,947

Total income	59,295,377

Expenses
Management fee	3,446,655
Distribution fee—Class A	1,478,604
Distribution fee—Class B	685,226
Distribution fee—Class C	218,508
Distribution fee—Class L	10,754
Distribution fee—Class M	105,049
Distribution fee—Class R	662
Distribution fee—Class X	15,283
Transfer agent’s fee and expenses (including affiliated expense of $698,000)	936,000
Custodian’s fees and expenses	90,000
Reports to shareholders	75,000
Registration fees	41,000
Insurance	23,000
Directors’ fees	20,000
Legal fees and expenses	20,000
Audit fee	13,000
Miscellaneous	9,010

Total expenses	7,187,751

Net investment income	52,107,626

Realized And Unrealized Gain (Loss) On Investments, Foreign Currency Transactions And Swaps
Net realized gain (loss) on:
Investment transactions	(611,144)
Foreign currency transactions	(43,477)
Swaps	100,100

(554,521)

Net change in unrealized appreciation (depreciation) on:
Investments	(10,044,736)
Foreign currencies	(38,869)
Swaps	(1,128)

(10,084,733)

Net loss on investments and foreign currency transactions	(10,639,254)

Net Increase In Net Assets Resulting From Operations	$41,468,372

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$52,107,626	$110,002,922
Net realized loss on investments and foreign currency transactions	(554,521)	(17,207,876)
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	(10,084,733)	55,409,195

Net increase in net assets resulting from operations	41,468,372	148,204,241

Dividends from net investment income (Note 1)
Class A	(43,112,349)	(91,121,822)
Class B	(6,200,391)	(16,383,182)
Class C	(1,978,440)	(3,945,884)
Class L	(150,700)	—
Class M	(682,308)	—
Class R	(9,674)	(214)
Class X	(99,477)	—
Class Z	(1,176,344)	(2,079,925)

	(53,409,683)	(113,531,027)

Fund share transactions (Net of share conversions) (Note 7)
Net proceeds from shares sold	36,433,139	87,023,047
Net asset value of shares issued in connection with merger (Note 7)	80,086,722	—
Net asset value of shares issued in reinvestment of dividends	29,380,102	63,955,471
Cost of shares reacquired	(167,145,081)	(327,430,048)

Net decrease in net assets from Fund share transactions	(21,245,118)	(176,451,530)

Total decrease	(33,186,429)	(141,778,316)

Net Assets
Beginning of period	1,477,713,134	1,619,491,450

End of period	$1,444,526,705	$1,477,713,134

(a) Includes undistributed net investment income of:	$—	$420,083

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	37

Notes to Financial Statements

(Unaudited)

Dryden High Yield Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities which, in the opinion of the Fund’s investment adviser, do not subject the Fund to unreasonable risks. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends August 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an

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asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Directors. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from the security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Swap Agreements: The Fund may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap agreement

Dryden High Yield Fund, Inc.	39

Notes to Financial Statements

(Unaudited) Cont’d

is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap.

The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it’s obligation to perform. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

40	Visit our website at www.jennisondryden.com

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the closing daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-ended exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on investments and foreign

Dryden High Yield Fund, Inc.	41

Notes to Financial Statements

(Unaudited) Cont’d

currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Forward currency contracts involve elements of both market and credit risk in excess of the amounts reported on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss) (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income taxes purposes, it is Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

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Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of 1% of the Fund’s average daily net assets up to $250 million, .475% of 1% of the next $500 million, .45% of 1% of the next $750 million, .425% of 1% of the next $500 million, .40% of 1% of the next $500 million, .375% of 1% of the next $500 million and .35% of 1% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate was .47 of 1% for the six months ended June 30, 2007.

Effective, March 23, 2007, PI has contractually agreed to waive up to 0.01% of the Fund’s management fee on an annualized basis until March 31, 2008, to the extent the Fund’s net operating expenses, exclusive of taxes, interest, distribution (12b-1) fees and certain extraordinary expenses, exceed 0.65%.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C,

Dryden High Yield Fund, Inc.	43

Notes to Financial Statements

(Unaudited) Cont’d

Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, .75 of 1%, 1%, .50 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended June 30, 2007, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1% and .50 of 1% of the average daily net assets of the Class A, Class C and Class R shares, respectively.

PIMS has advised the Fund that it has received approximately $156,700 in front-end sales charges resulting from sales of Class A shares, during the six months ended June 30, 2007. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2007, it received approximately $115,000 and $2,500 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the period ended June 30, 2007.

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2007, the Fund incurred approximately $147,100 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended June 30, 2007, PIM has been compensated approximately $85,900 for these services.

The Fund invests in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Dryden Short-Term Core Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2007 aggregated $379,231,642 and $474,382,976, respectively.

As of June 30, 2007, the Fund has securities on loan with an aggregate market value of $247,445,125. The Fund received $254,938,359 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2007 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$1,706,053,843	$42,632,635	$35,868,290	$6,764,345

Dryden High Yield Fund, Inc.	45

Notes to Financial Statements

(Unaudited) Cont’d

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales, difference in the treatment of accreting market discount and premium amortization. Other cost basis adjustments are attributable to the appreciation on foreign currencies and swaps.

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2006 of approximately $1,282,105,000, of which $146,145,000 expires in 2007, $320,621,000 expires in 2008, $379,196,000 expires in 2009, $386,017,000 expires in 2010, $25,269,000 expires in 2013 and $24,857,000 expires in 2014. Approximately $2,658,000 of capital loss carryforward was written-off pursuant to the Internal Revenue Code Section 382. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates. In addition, as of December 31, 2006, the Fund elected to treat post-October capital losses of approximately $35,500 incurred in the two month period ended December 31, 2006, as having been incurred in the following fiscal year.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 4.50% and 4.25%, respectively. Investors who purchase $1 million or more of Class A or Class L shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class L, Class M and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Strategic Partners and JennisonDryden funds. Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

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The Fund is authorized to issue 3 billion shares of common stock, $.01 par value per share, divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z common stock. Of the authorized shares of common stock of the Fund, 500 million shares are designated Class A common stock, 400 million shares are designated Class B common stock, 400 million shares are designated Class C common stock, 400 million shares are designated Class L common stock, 400 million shares are designated Class M common stock, 225 million shares are designated Class R common stock 225 million shares are designated Class X common stock, 225 million shares are designated Class New X common stock and 225 million shares are designated Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2007:
Shares sold	2,723,523	$15,919,618
Shares issued in connection with merger	2,261,473	13,229,616
Shares issued in reinvestment of dividends	4,016,501	23,501,149
Shares reacquired	(20,910,100)	(122,157,073)

Net increase (decrease) in shares outstanding before conversion	(11,908,603)	(69,506,690)
Shares issued upon conversion from Class B, Class M and Class X	3,413,055	19,965,984

Net increase (decrease) in shares outstanding	(8,495,548)	$(49,540,706)

Year ended December 31, 2006:
Shares sold	9,756,100	$55,192,932
Shares issued in reinvestment of dividends	9,057,150	51,553,831
Shares reacquired	(44,055,687)	(250,498,837)

Net increase (decrease) in shares outstanding before conversion	(25,242,437)	(143,752,074)
Shares issued upon conversion from Class B	11,469,694	65,213,888

Net increase (decrease) in shares outstanding	(13,772,743)	$(78,538,186)

Class B
Six months ended June 30, 2007:
Shares sold	1,528,927	$8,928,347
Shares issued in connection with merger	314,291	1,835,459
Shares issued in reinvestment of dividends	530,631	3,100,606
Shares reacquired	(3,037,643)	(17,704,298)

Net increase (decrease) in shares outstanding before conversion	(663,794)	(3,839,886)
Shares reacquired upon conversion into Class A	(2,913,385)	(17,027,066)

Net increase (decrease) in shares outstanding	(3,577,179)	$(20,866,952)

Year ended December 31, 2006:
Shares sold	2,245,997	$12,756,096
Shares issued in reinvestment of dividends	1,436,594	8,160,974
Shares reacquired	(8,800,263)	(49,954,732)

Net increase (decrease) in shares outstanding before conversion	(5,117,672)	(29,037,662)
Shares reacquired upon conversion into Class A	(11,489,904)	(65,213,888)

Net increase (decrease) in shares outstanding	(16,607,576)	$(94,251,550)

Dryden High Yield Fund, Inc.	47

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended June 30, 2007:
Shares sold	710,051	$4,158,260
Shares issued in connection with merger	1,741,136	10,185,647
Shares issued in reinvestment of dividends	187,576	1,095,878
Shares reacquired	(1,395,056)	(8,138,308)

Net increase (decrease) in shares outstanding	1,243,707	$7,301,477

Year ended December 31, 2006:
Shares sold	975,882	$5,559,668
Shares issued in reinvestment of dividends	382,715	2,174,798
Shares reacquired	(3,007,572)	(17,083,181)

Net increase (decrease) in shares outstanding	(1,648,975)	$(9,348,715)

Class L
Six months ended June 30, 2007:*
Shares sold	28,226	$165,225
Shares issued in connection with merger	1,422,148	8,333,789
Shares issued in reinvestment of dividends	18,256	106,828
Shares reacquired	(205,248)	(1,199,338)

Net increase (decrease) in shares outstanding	1,263,382	$7,406,504

Class M
Six months ended June 30, 2007:*
Shares sold	236,493	$1,389,762
Shares issued in connection with merger	6,982,569	40,778,200
Shares issued in reinvestment of dividends	64,050	374,184
Shares reacquired	(693,633)	(4,044,859)

Net increase (decrease) in shares outstanding before conversion	6,589,479	38,497,287
Shares reacquired upon conversion into Class A	(482,697)	(2,825,568)

Net increase (decrease) in shares outstanding	6,106,782	$35,671,719

Class R
Six months ended June 30, 2007:
Shares sold	140,784	$823,671
Shares issued in reinvestment of dividends	1,389	8,117
Shares reacquired	(5,469)	(32,125)

Net increase (decrease) in shares outstanding	136,704	$799,663

Year ended December 31, 2006:
Shares sold	1,751	$10,159
Shares issued in reinvestment of dividends	4	23

Net increase (decrease) in shares outstanding	1,755	$10,182

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Class X	Shares	Amount
Six months ended June 30, 2007:*
Shares sold	51,572	$301,222
Shares issued in connection with merger	980,139	5,724,011
Shares issued in reinvestment of dividends	12,714	74,267
Shares reacquired	(154,627)	(900,440)

Net increase (decrease) in shares outstanding before conversion	889,798	5,199,060
Shares reacquired upon conversion into Class A	(19,406)	(113,350)

Net increase (decrease) in shares outstanding	870,392	$5,085,710

Class Z
Six months ended June 30, 2007:
Shares sold	809,642	$4,747,034
Shares issued in reinvestment of dividends	190,766	1,119,073
Shares reacquired	(2,230,875)	(12,968,640)

Net increase (decrease) in shares outstanding	(1,230,467)	$(7,102,533)

Year ended December 31, 2006:
Shares sold	2,376,052	$13,504,192
Shares issued in reinvestment of dividends	361,808	2,065,845
Shares reacquired	(1,741,855)	(9,893,298)

Net increase (decrease) in shares outstanding	996,005	$5,676,739

*	Commenced operations on March 26, 2007.

Note 7. Reorganization

On March 23, 2007, the Fund acquired all of the net assets of Strategic Partners High Yield Fund (the merged fund) pursuant to a plan of reorganization approved by the Strategic Partners High Yield Fund shareholders on December 21, 2006. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C, Class L, Class M and Class X shares for the corresponding classes of Strategic Partners High Yield Bond Fund.

Strategic Partners High Yield Fund		Dryden High Yield Fund
Class	Shares	Class	Shares	Value
A	1,792,422	A	2,261,473	$13,229,616
B	248,503	B	314,291	1,835,459
C	1,380,697	C	1,741,136	10,185,647
L	1,128,814	L	1,422,148	8,333,789
M	5,528,608	M	6,982,569	40,778,200
X	775,952	X	980,139	5,724,011

The aggregate net assets and unrealized appreciation (depreciation) of the Merged fund immediately before the acquisition were:

	Total Net Assets	Unrealized Appreciation
Strategic Partners High Yield Bond Fund	$80,086,722	$2,728,270

Dryden High Yield Fund, Inc.	49

Notes to Financial Statements

(Unaudited) Cont’d

The aggregate net assets of Dryden High Yield Fund immediately before the acquisition was $1,458,375,754.

The Fund acquired capital loss carryforward from the merger with Strategic Partners High Yield Fund of approximately $32,000,000. The future utilization of the acquired capital loss carryforward may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended. Due to these limitations, the Fund expects to utilize no greater than approximately $22,000,000 of the acquired capital loss carryforward from Strategic Partners High Yield Fund.

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax Benefits or expenses resulting from tax provisions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until June 30, 2007. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

JUNE 30, 2007	SEMIANNUAL REPORT

Dryden High Yield Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.80

Income (loss) from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(.04)

Total from investment operations	.16

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Tax return of capital distributions	—

Total dividends and distributions	(.21)

Net asset value, end of period	$5.75

Total Return(a):	2.59%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,142,829
Average net assets (000)	$1,192,686
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.88	%(c)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)
Net investment income	7.11	%(c)
For Classes A, B, C, L, R, M, X and Z shares:
Portfolio turnover rate	27	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2006	2005	2004	2003	2002

$5.67	$5.93	$5.80	$4.99	$5.57

.41	.41	.41	.43	.47
.15	(.24)	.14	.82	(.57)

.56	.17	.55	1.25	(.10)

(.43)	(.43)	(.42)	(.44)	(.48)
—	—	—	—	—

(.43)	(.43)	(.42)	(.44)	(.48)

$5.80	$5.67	$5.93	$5.80	$4.99

10.24%	3.07%	9.93%	25.66%	(1.56)%

$1,201,400	$1,251,927	$1,336,703	$1,364,999	$1,160,389
$1,205,856	$1,287,410	$1,318,334	$1,268,769	$1,206,048

.86%	.90%	.89%	.90%	.90%
.61%	.65%	.64%	.65%	.65%
7.32%	7.09%	7.08%	7.93%	9.13%

40%	51%	55%	68%	50%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	53

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.79

Income (loss) from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.04)

Total from investment operations	.15

Less Dividends and Distributions:
Dividends from net investment income	(.20)
Tax return of capital distributions	—

Total dividends and distributions	(.20)

Net asset value, end of period	$5.74

Total Return(a):	2.35%
Ratios/Supplemental Data:
Net assets, end of period (000)	$169,682
Average net assets (000)	$184,241
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.38	%(b)
Expenses, excluding distribution and service (12b-1) fees	.63	%(b)
Net investment income	6.61	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2006	2005	2004	2003	2002

$5.66	$5.92	$5.79	$4.98	$5.56

.38	.38	.38	.40	.44
.15	(.24)	.14	.82	(.57)

.53	.14	.52	1.22	(.13)

(.40)	(.40)	(.39)	(.41)	(.45)
—	—	—	—	—

(.40)	(.40)	(.39)	(.41)	(.45)

$5.79	$5.66	$5.92	$5.79	$4.98

9.70%	2.54%	9.39%	25.08%	(2.07)%

$191,778	$281,304	$477,841	$618,539	$610,615
$232,435	$380,450	$545,044	$629,849	$720,123

1.36%	1.40%	1.39%	1.40%	1.40%
.61%	.65%	.64%	.65%	.65%
6.82%	6.57%	6.62%	7.44%	8.60%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	55

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.79

Income (loss) from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.04)

Total from investment operations	.15

Less Dividends and Distributions:
Dividends from net investment income	(.20)
Tax return of capital distributions	—

Total dividends and distributions	(.20)

Net asset value, end of period	$5.74

Total Return(a):	2.35%
Ratios/Supplemental Data:
Net assets, end of period (000)	$60,742
Average net assets (000)	$58,752
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.38	%(c)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)
Net investment income	6.62	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended December 31,
2006	2005	2004	2003	2002

$5.66	$5.92	$5.79	$4.98	$5.56

.38	.38	.38	.40	.44
.15	(.24)	.14	.82	(.57)

.53	.14	.52	1.22	(.13)

(.40)	(.40)	(.39)	(.41)	(.45)
—	—	—	—	—

(.40)	(.40)	(.39)	(.41)	(.45)

$5.79	$5.66	$5.92	$5.79	$4.98

9.69%	2.54%	9.39%	25.08%	(2.07)%

$54,036	$62,127	$83,412	$97,291	$72,213
$55,946	$70,914	$88,295	$90,157	$72,506

1.36%	1.40%	1.39%	1.40%	1.40%
.61%	.65%	.64%	.65%	.65%
6.82%	6.57%	6.61%	7.42%	8.65%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	57

Financial Highlights

(Unaudited) Cont’d

	Class L
	March 26, 2007(a) through June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.86

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investment transactions	(.11)

Total from investment operations	—

Less Dividends and Distributions:
Dividends from net investment income	(.11)
Tax return of capital distributions	—

Total dividends and distributions	(.11)

Net asset value, end of period	$5.75

Total Return(b):	(.17)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,270
Average net assets (000)	$7,930
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.13	%(c)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)
Net investment income	6.84	%(c)

(a)	Inception date of Class L shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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	Class M
	March 26, 2007(a) through June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.84

Income (loss) from investment operations:
Net investment income	.10
Net realized and unrealized loss on investment transactions	(.10)

Total from investment operations	—

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Tax return of capital distributions	—

Total dividends and distributions	(.10)

Net asset value, end of period	$5.74

Total Return(b):	(.13)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$35,063
Average net assets (000)	$38,730
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.63	%(c)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)
Net investment income	6.33	%(c)

(a)	Inception date of Class M shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	59

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.81

Income (loss) from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(.04)

Total from investment operations	.16

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Tax return of capital distributions	—

Total dividends and distributions	(.21)

Net asset value, end of period	$5.76

Total Return(b):	2.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$799
Average net assets (000)	$267
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.13	%(d)
Expenses, excluding distribution and service (12b-1) fees	.63	%(d)
Net investment income	7.13	%(d)

(a)	Inception date of Class R shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	During the period, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(d)	Annualized.

See Notes to Financial Statements.

60	Visit our website at www.jennisondryden.com

Class R
Year ended December 31, 2006	June 6, 2005(a) through December 31, 2005

$5.67	$5.75

.42	.23
.15	(.06)

.57	.17

(.43)	(.25)
—	—

(.43)	(.25)

$5.81	$5.67

10.45%	2.98%

$13	$2
$3	$2

1.11%	1.15	%(d)
.61%	.65	%(d)
7.45%	6.75	%(d)

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	61

Financial Highlights

(Unaudited) Cont’d

	Class X
	March 26, 2007(a) through June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.84

Income (loss) from investment operations:
Net investment income	.10
Net realized and unrealized loss on investment transactions	(.10)

Total from investment operations	—

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Tax return of capital distributions	—

Total dividends and distributions	(.10)

Net asset value, end of period	$5.74

Total Return(b):	(.12)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,997
Average net assets (000)	$5,635
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.63	%(c)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)
Net investment income	6.33	%(c)

(a)	Inception date of Class X shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

62	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.81

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(.04)

Total from investment operations	.17

Less Dividends and Distributions:
Dividends from net investment income	(.22)
Tax return of capital distributions	—

Total dividends and distributions	(.22)

Net asset value, end of period	$5.76

Total Return(a):	2.71%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,145
Average net assets (000)	$31,557
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.63	%(b)
Expenses, excluding distribution and service (12b-1) fees	.63	%(b)
Net investment income	7.34	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

64	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2006	2005	2004	2003	2002

$5.68	$5.94	$5.81	$5.00	$5.58

.43	.43	.42	.44	.48
.14	(.24)	.15	.82	(.57)

.57	.19	.57	1.26	(.09)

(.44)	(.45)	(.44)	(.45)	(.49)
—	—	—	—	—

(.44)	(.45)	(.44)	(.45)	(.49)

$5.81	$5.68	$5.94	$5.81	$5.00

10.51%	3.32%	10.20%	25.94%	(1.30)%

$30,486	$24,130	$32,548	$52,951	$45,609
$26,634	$29,298	$32,828	$56,046	$43,494

.61%	.65%	.64%	.65%	.65%
.61%	.65%	.64%	.65%	.65%
7.58%	7.32%	7.32%	8.17%	9.41%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	65

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden High Yield Fund, Inc. oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 6-7, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Dryden High Yield Fund, Inc.

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and the fees of the non-Independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Dryden High Yield Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund’s performance was in the second quartile for the one-year, three-year and five-year periods, and in the third quartile over the ten-year period in relation to the Peer Universe (the Lipper retail and institutional High Current Yield Funds Performance Universe).

The Board concluded that the Fund’s performance was satisfactory.

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Fees and Expenses

The Fund’s actual management fee of 0.466% (which reflects any subsidies, fee waivers or expense caps) ranked in the first quartile in its Peer Group. The Board noted that on March 23, 2007, the Fund acquired the Strategic Partners High Yield Fund, and that PI had agreed to reimburse the Fund for up to 1 basis point to the extent that the Fund’s operating expenses exceeded 0.64% (exclusive of 12b-1 fees and certain other expenses) during the one-year period following the completion of the merger. The Board concluded that the management and subadvisory fees were reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets, the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as

Dryden High Yield Fund, Inc.

Approval of Advisory Agreements (continued)

reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS

Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden High Yield Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden High Yield Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PBHAX	PBHYX	PRHCX	N/A	N/A	JDYRX	N/A	PHYZX
CUSIP	262438104	262438203	262438302	262438609	262438708	262438500	262438807	262438401

MF110E2    IFS-A136999    Ed. 08/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.